Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.39950%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,585,331.33

Principal:
Principal Collections	$23,996,631.28
Prepayments in Full	$12,391,743.47
Liquidation Proceeds	$416,883.38
Recoveries	$92,315.27
Sub Total	$36,897,573.40
Collections	$38,482,904.73

Purchase Amounts:
Purchase Amounts Related to Principal	$192,616.38
Purchase Amounts Related to Interest	$474.06
Sub Total	$193,090.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,675,995.17

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,675,995.17
Servicing Fee	$658,589.89	$658,589.89	$0.00	$0.00	$38,017,405.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,017,405.28
Interest - Class A-2a Notes	$21,721.23	$21,721.23	$0.00	$0.00	$37,995,684.05
Interest - Class A-2b Notes	$16,177.48	$16,177.48	$0.00	$0.00	$37,979,506.57
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$37,351,169.07
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$37,134,369.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,134,369.07
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$37,046,355.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,046,355.74
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$36,983,213.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,983,213.74
Regular Principal Payment	$33,761,940.31	$33,761,940.31	$0.00	$0.00	$3,221,273.43
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,221,273.43
Residual Released to Depositor	$0.00	$3,221,273.43	$0.00	$0.00	$0.00
Total		$38,675,995.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,761,940.31
Total					$33,761,940.31
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,598,104.96	$49.00	$21,721.23	$0.05	$19,619,826.19	$49.05
Class A-2b Notes	$7,829,442.93	$49.00	$16,177.48	$0.10	$7,845,620.41	$49.10
Class A-3 Notes	$6,334,392.42	$14.03	$628,337.50	$1.39	$6,962,729.92	$15.42
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$33,761,940.31	$21.48	$1,034,191.54	$0.66	$34,796,131.85	$22.14

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$19,598,104.96	0.0489953	$0.00	0.0000000
Class A-2b Notes	$7,829,442.93	0.0489953	$0.00	0.0000000
Class A-3 Notes	$451,500,000.00	1.0000000	$445,165,607.58	0.9859703
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$693,017,547.89	0.4409098	$659,255,607.58	0.4194298

Pool Information
Weighted Average APR	2.350%	2.342%
Weighted Average Remaining Term	38.55	37.71
Number of Receivables Outstanding	45,154	44,170
Pool Balance	$790,307,872.31	$752,903,854.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$727,717,787.51	$693,394,786.94
Pool Factor	0.4600099	0.4382384

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$59,509,067.88
Targeted Overcollateralization Amount	$93,648,247.24
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$93,648,247.24

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$406,142.98
(Recoveries)		124	$92,315.27
Net Loss for Current Collection Period			$313,827.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4765%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1681%
Second Prior Collection Period			0.6424%
Prior Collection Period			0.4707%
Current Collection Period			0.4881%
Four Month Average (Current and Prior Three Collection Periods)			0.4423%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2386	$9,706,091.41
(Cumulative Recoveries)			$1,137,547.96
Cumulative Net Loss for All Collection Periods			$8,568,543.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4987%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,067.93
Average Net Loss for Receivables that have experienced a Realized Loss			$3,591.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.32%	457	$9,947,632.66
61-90 Days Delinquent	0.11%	40	$860,568.12
91-120 Days Delinquent	0.03%	9	$240,568.83
Over 120 Days Delinquent	0.08%	22	$571,855.53
Total Delinquent Receivables	1.54%	528	$11,620,625.14

Repossession Inventory:
Repossessed in the Current Collection Period		34	$662,742.77
Total Repossessed Inventory		44	$1,030,860.50

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1519%
Prior Collection Period			0.1550%
Current Collection Period			0.1607%
Three Month Average			0.1559%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2222%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer